Note 5 - Leases	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
5.	Leases

The Company has operating leases for corporate offices, copiers, and certain equipment. Its leases have remaining lease terms of 1 year to 16 years, some of which may include options to extend the leases for up to 10 years, and some of which may include options to terminate the leases within 1 year. The Company evaluates renewal terms on a lease by lease basis to determine if the renewal is reasonably certain. The amount of operating lease expense recorded in the statement of earnings for the twelve months ended December 31, 2022 was $49,544 (2021 - $44,012).

Other information related to leases was as follows (in thousands, except lease term and discount rate):

Supplemental Cash Flows Information, twelve months ended December 31	2022

Cash paid for amounts included in the measurement of operating lease liabilities	$45,774
Right-of-use assets obtained in exchange for operating lease obligation	$92,808

Weighted Average Remaining Operating Lease Term	7 years
Weighted Average Discount Rate	4.3%

Future minimum operating lease payments under non-cancellable leases as of December 31, 2022 were as follows:

2023	$54,989
2024	46,825
2025	38,017
2026	29,925
2027	20,734
Thereafter	62,859
Total future minimum lease payments	253,349
Less imputed interest	(35,647)
Total	217,702